Loan Servicing	12 Months Ended
Dec. 31, 2014
Loan Servicing [Abstract]
Loan Servicing
Note 6.	Loan Servicing

The Company occasionally sells the guaranteed portion of certain government guaranteed loans in the secondary market.  The Company continues to service these loans that totaled $11,321,566 and $9,157,496 at December 31, 2014 and 2013, respectively. The Company recognizes a servicing rights asset upon the sale of the guaranteed portion of government guaranteed loans for which the Company retains the underlying servicing obligation. Servicing rights assets are initially measured at fair value and amortized to expense over the estimated life of the servicing obligation. The fair value of servicing rights is determined at the date of sale of the underlying loan using the present value of estimated future net servicing income on assumptions that market participants use in their valuation estimates. The Company presents its servicing rights assets gross at the lower of cost or fair value in the Consolidated Balance Sheets. Servicing rights are included in other assets in the Consolidated Balance Sheets.

The following table presents a roll forward of loan servicing rights for the years 2014 and 2013 and shows that the loan servicing rights are classified as Level 3 as discussed below.

	Level 3
	2014	2013
	Fair Value	Fair Value

Balance, January 1	$260,862	$63,017
Capitalized	97,221	200,839
Amortization included in other income	(7,851)	(2,994)
Balance, December 31	$350,232	$260,862